NATURE AND CONTINUANCE OF OPERATIONS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE AND CONTINUANCE OF OPERATIONS

1. NATURE AND CONTINUANCE OF OPERATIONS

MetaWorks Platforms, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on July 20, 2010, under its previous name Redstone Literary Agents, Inc., with an authorized capital of 75,000,000 common shares, having a par value of $0.001 per share. During the period ended December 31, 2010, the Company commenced operations by issuing shares and developing its publishing service business, focused on representing authors to publishers.

On August 1, 2017 the company incorporated a Nevada subsidiary, AppCoin Innovations (USA) inc., which will be used to operate the Company’s business of providing blockchain consulting services.

On February 14, 2018, we effected a name change for our subsidiary from “AppCoin Innovations (USA) Inc.” to “ICOx USA, Inc.”

On November 28, 2018, we incorporated a new Delaware subsidiary, Cathio, Inc, to provide blockchain technology opportunities to the Catholic community. Cathio was dissolved on October 20, 2020.

On November 28, 2018, we incorporated a new Delaware subsidiary, GN Innovations, Inc. to provide blockchain technology opportunities to the sports and entertainment industry by working with large and well-established brands.

Effective December 5, 2018, we effected a name change for our subsidiary from “GN Innovations, Inc.” to “GNI, Inc.”

Effective February 6, 2019, we effected a name change for our subsidiary from “GN1, Inc.” to “sBetOne, Inc.”. On August 12, 2021, the Company’s subsidiary sBetOne, Inc. (“sBetOne”) entered into a business combination with a related party, VON Acquisition Inc. (“VON”), whereby sBetOne became a wholly owned subsidiary of VON.

On September 3, 2019, the Company changed its name from “ICOx Innovations Inc.” to “CurrencyWorks Inc.” and a subsidiary of the Company changed its name from “ICOx USA, Inc.” to “CurrencyWorks USA Inc.”.

On June 22, 2021, we incorporated a new Delaware subsidiary, Motoclub LLC, to create a marketplace for digital automotive collectibles.

On June 22, 2021, we incorporated a new Delaware subsidiary, EnderbyWorks, LLC, (“EnderbyWorks”) to create a direct-to-consumer, feature-length film viewing and distribution platform delivering feature-length films and digital collectible entertainment content as NFTs.

On August 24, 2022, the Company changed its name from CurrencyWorks Inc. to MetaWorks Platforms, Inc.

The Company’s business model is to provide a turnkey set of services to develop and integrate Web 3.0 / Metaverse technologies, NFT, blockchain, and cryptocurrency technologies. The Company’s services include strategic planning, project planning, structure development and administration, business plan modeling, technology development support, whitepaper preparation, due diligence reporting, governance planning and management, and movie distribution.

Going Concern

These consolidated financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has incurred losses since inception resulting in an accumulated deficit of $41,428,167 and $35,248,384 as of December 31, 2022 and December 31, 2021, respectively, and further losses are anticipated in the pursuit of the Company’s new service business opportunity, raising substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with existing cash on hand, loans from directors and proceeds from the issuance of its stock.

MetaWorks Platforms, Inc.

(formerly CurrencyWorks Inc.)

Notes to Consolidated Financial Statements

December 31, 2022 and 2021

1. NATURE AND CONTINUANCE OF OPERATIONS (CONT’D)

The financial statements do not include any adjustments relating to the recoverability and classification of assets or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.